PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Changes in fair value of a convertible loan	$ (5,017,796)	¥ (34,499,858)	¥ (43,006,399)
Interest income	436,157	2,998,796	1,006,972	¥ 660,601
Foreign currency exchange (losses)/gain	239,426	1,646,173	1,612,766	(6,279,783)
Loss before income taxes	(50,763,942)	(349,027,476)	(184,662,871)	(232,720,922)
Net loss	$ (50,763,942)	(349,027,476)	(184,662,871)	(232,720,922)
Parent Company | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Total operating expenses		(1,908,246)	(163,640)	(393,856)
Changes in fair value of a convertible loan		(34,499,858)	(43,006,399)
Share of losses from subsidiaries, VIE and VIE's subsidiaries		(331,955,300)	(62,527,098)	(198,821,537)
Interest income		2,011,390	366,795	150,594
Foreign currency exchange (losses)/gain		(364)	3,192,896	(4,544,844)
Loss before income taxes		(366,352,378)	(102,137,446)	(203,609,643)
Net loss		¥ (366,352,378)	¥ (102,137,446)	¥ (203,609,643)